BORROWINGS - Reconciliation of movement in financial liabilities to cash flow statement (Details) £ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2023 GBP (£)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 GBP (£)
Borrowings
Net debt at beginning of the year	£ (9,868)		£ 246
Cash flows	76		(8,795)
Foreign exchange	379		(616)
Fair value adjustments, interest and other movements	(112)		329
Net debt at end of the year	(9,525)		(8,836)
USD Notes
Borrowings
Reclassification of borrowings from long-term to short-term	553	$ 700
Total financial liabilities arising from financing activities
Borrowings
Net debt at beginning of the year	(10,479)		(160)
Cash flows	193		(9,434)
Foreign exchange	412		(638)
Fair value adjustments, interest and other movements	(112)		329
Net debt at end of the year	(9,986)		(9,903)
Long-term borrowings
Borrowings
Net debt at beginning of the year	(9,886)
Cash flows	245		(9,241)
Foreign exchange	389		(626)
Fair value adjustments, interest and other movements	589		48
Net debt at end of the year	(8,663)		(9,819)
Short-term borrowings
Borrowings
Net debt at beginning of the year	(320)		(41)
Cash flows	(156)		11
Foreign exchange	15		(1)
Fair value adjustments, interest and other movements	(566)		(2)
Net debt at end of the year	(1,027)		(33)
Lease liabilities
Borrowings
Net debt at beginning of the year	(161)		(117)
Cash flows	25		17
Foreign exchange	8		(12)
Fair value adjustments, interest and other movements	(18)		(19)
Net debt at end of the year	(146)		(131)
Derivative financial instruments
Borrowings
Net debt at beginning of the year	(112)		(2)
Cash flows	79		(221)
Foreign exchange			1
Fair value adjustments, interest and other movements	(117)		302
Net debt at end of the year	(150)		80
Cash and cash equivalents net of bank overdrafts
Borrowings
Net debt at beginning of the year	611		406
Cash flows	(117)		639
Foreign exchange	(33)		22
Net debt at end of the year	£ 461		£ 1,067